Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2045 Portfolio - VIP Freedom 2045 Portfolio - Initial Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(0.26%)
Annual Return 2016	6.80%
Annual Return 2017	23.59%
Annual Return 2018	(9.89%)
Annual Return 2019	28.57%
Annual Return 2020	19.27%
Annual Return 2021	17.83%
Annual Return 2022	(18.21%)
Annual Return 2023	19.41%
Annual Return 2024	13.84%